Contract Liabilities	6 Months Ended
Jun. 30, 2025
Other Liabilities Disclosure [Abstract]
Contract Liabilities	Contract Liabilities
Contract liabilities consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Billings in advance of performance obligation under contracts, current	8,669,448	12,302,724	1,567,246
Billings in advance of performance obligation under contracts, non-current	104,714	100,427	12,793
The Company’s contract liabilities include payments received in advance of performance under trading solution service contracts, which will be recognized as revenue as the Company executed the trading solution services with customers under the contract, as well as the deferred installation and customization service fee received from trading solution services.
The movement in contract liabilities was as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Beginning balance	4,619,690	8,774,162	1,117,742
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(6,388,598)	(8,265,957)	(1,053,002)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	10,543,070	11,894,946	1,515,299
Ending balance	8,774,162	12,403,151	1,580,039
Less: Amount expected to be recognized as revenue beyond 12 months	(104,714)	(100,427)	(12,793)
Amount expected to be recognized as revenue in 12 months	8,669,448	12,302,724	1,567,246